Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax rate	10.00%
Net income	$ 734,000	$ 1,828,000	$ 369,000
Aggregate undistributed earnings	$ 600,000	$ 600,000	$ 600,000
Hong Kong
Income tax rate	16.50%	8.25%	16.50%
Net income	$ 256,000	$ 256,000	$ 256,000
Shanghai Euro Tech Limited
Income tax rate	25.00%	25.00%	25.00%
Yixing Pact Environmental Technology Co. Ltd.
Income tax rate	25.00%	25.00%	25.00%
Net income	$ 1,235,000	$ 1,330,000	$ 1,509,000
Euro Tech Trading (Shanghai) Limited
Income tax rate	25.00%	25.00%	25.00%
Net income	$ (19,000)	$ (51,000)	$ (103,000)